Financial risk management - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) kr / ¥	Dec. 31, 2023 USD ($) kr / ¥	Jan. 01, 2024 kr / ¥	Jan. 01, 2023 kr / ¥	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rate	(0.0571)	0.0758
Closing foreign exchange rate | kr / ¥	0.66	0.71	0.70	0.66
Operational credit risk, unrelated parties	$ 20,937
Operational credit risk, unrelated parties, percentage	0.1101
Cash and cash equivalents	$ 739,237,000	$ 768,264,000			$ 973,877,000	$ 756,677,000
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average cost of loans non current	0.0505	0.1039
Weighted average cost of capital management	0.1035	0.0641
Trade receivables and trade receivables - related parties
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operational credit risk, unrelated parties		$ 23,635,000			$ 19,205,000
Operational credit risk, unrelated parties, percentage		0.1268			0.103